Financial risk management - Senior Secured Revolving Facility - Additional Information (Detail) - EUR (€) € in Millions	Jul. 28, 2017	Mar. 09, 2017
Disclosure of financial risk management [line items]
Initial Maturity		12 months
Extension in maturity date		Six-month
Revolving credit facility interest rate		EURIBOR (subject to a zero percent floor) plus a margin of 2.25% per annum
Senior secured revolving facility	€ 100.0
Senior secured revolving facility, extended maturity date	Dec. 31, 2018
Top of range [member]
Disclosure of financial risk management [line items]
Revolving credit facility interest rate		EURIBOR plus a margin of 3.25% per annum